NATIONWIDE(R) MUTUAL FUNDS
                        NATIONWIDE(R) S&P 500 INDEX FUND


                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2001
                                   (UNAUDITED)

                           NATIONWIDE(R) MUTUAL FUNDS
                               S&P 500 INDEX FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2001

                                TABLE OF CONTENTS

Management Discussion of Fund Performance   .................................  3

Schedule of Portfolio Investments ...........................................  4

Statements of Assets and Liabilities ........................................ 11

Statements of Operations .................................................... 12

Statements of Changes in Net Assets ......................................... 13

Financial Highlights ........................................................ 14

Notes to Financial Statements ............................................... 17

                          NATIONWIDE S&P 500 INDEX FUND
                    MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID THE FUND PERFORM AGAINST THE BENCHMARK?
For the six-month period ended April 30, 2001, the Nationwide S&P 500 Index Fund returned -12.26%(a) versus -12.07% for the S&P 500 Index, its benchmark.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?
The portfolio met its objective of replicating the return of its benchmark. During the first four months of 2001, the U.S. equity market continued to experience the extreme volatility that occurred throughout 2000. Over the six-month period, the majority of the U.S. equity indexes were in negative territory with the S&P 500 Index down 12.07%, the S&P 400 Midcap Index down 1.40%, and the small-cap Russell 2000 Index down 1.77%.

WHAT WERE THE MAJOR CONTRIBUTORS TO THE PORTFOLIO'S
PERFORMANCE?
Corporate profits continued to shrink with one earnings disappointment after another. The Federal Reserve Open Market Committee (FOMC) cut interest rates by 50-basis points on four separate occasions during the six-month period. Toward the end of the period, we began to see some recovery in U.S. equity markets with most equity classes delivering returns in excess of 7%.

The Nasdaq Composite Index, down nearly 40% last year, lost another 25% of its value during the first three months of 2001 (its fourth consecutive down quarter) before rebounding in April, returning 15%. The S&P 500 slid into bear market territory during the first four months of 2001 for the first time since 1987. The Dow Jones Industrial Average, whose defensive components saved it from big losses last year, shed nearly 9% of its value in the first quarter, falling below the 10,000 mark. It recovered slightly in April, returning nearly 9% and closing at 10,734.97.

It is interesting that in the past six months, the Dow, representing the old economy, has outperformed the Nasdaq, representing the new economy, by 36%.

As of April 30, 2001, the S&P 500 Index's previous domination by technology stocks continued to slide, with the sector's weight at the period-end at 19%. This is down considerably from its high of 35% just 12 months ago.

WHAT IS THE VIEW OF THE MARKET--AND THE FUND'S
POSITION--GOING FORWARD?
With more and more companies pre-announcing lower-than-expected earnings during the first four months of 2001, there is no sign yet that U.S. equity markets will stabilize. It is also expected that the Federal Reserve will continue easing rates in response to the clearly slowing economy. The portfolio is expected to continue to meet its objectives of replicating the risk and returns of the benchmark index.

---------------------
(a) Performance of Class A shares without sales charge and assuming all distributions are reinvested.

FUND ASSET MANAGEMENT--SUBADVISER
PORTFOLIO MARKET VALUE $362,199,837
APRIL 30, 2001

                              PORTFOLIO COMPOSITION
                      AS A PERCENTAGE OF TOTAL INVESTMENTS
                               (SUBJECT TO CHANGE)

[PIE CHART OMITTED - PLOT POINTS AS FOLLOWS]
Repurchase  Agreement 0.3%
S&P 500
Depositary  Receipts  3.7%
Common  Stock 96.0%

AVERAGE ANNUAL (COMPOUND) TOTAL RETURNS
(For Periods Ended April 30, 2001)

YEARS                       ONE YEAR          LIFE6
--------------------------------------------------------------------------------
Class A1   w/o SC*          -13.39%           4.26%
           w/SC3            -18.35%           2.05%
--------------------------------------------------------------------------------
Class B2   w/o SC*          -13.99%           3.95%
           w/SC4            -18.22%           2.93%
--------------------------------------------------------------------------------
Institutional Class5**      -12.99%           4.46%
--------------------------------------------------------------------------------
Service Class7**            -13.43%           3.93%
--------------------------------------------------------------------------------
Institutional Service
  Class7**                  -13.28%           4.12%
--------------------------------------------------------------------------------
Local Fund Shares**         -13.15%           4.24%
--------------------------------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible,because it has the most dramatic effect on performance data.

*  These returns do not reflect the effects of a sales charge (SC).
** Not subject to any sales charges.
1 Performance includes that of Local Fund Shares, which was achieved prior to the creation of Class A on December 29, 1999, restated to reflect Class A Shares' maximum sales charge but not its estimated expenses. Had this class been in existence for the time periods presented, the performance of the class would have been lower as a result of its additional expenses.
2 Performance includes that of Local Fund Shares, which was achieved prior to the creation of Class B on December 29, 1999, restated to reflect Class B Shares' contingent deferred sales charge but not its estimated expenses. Had this class been in existence for the time periods presented, the performance of the class would have been lower as a result of its additional expenses.
3  The 5.75% maximum front-end sales charge was deducted.
4 The 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
5 Performance includes that of Local Fund Shares, which was achieved prior to the creation of the Institutional Class on December 29, 1999 (Local Fund shares began operation July 24, 1998), and does not reflect the impact of the Institutional Class Shares' lower estimated expenses.
6  The Fund's Local Fund Shares began operations July 24, 1998.
7 Performance of the Service Class and Institutional Service Class Shares includes that of Local Fund Shares, which was achieved prior to the creation of the two classes on November 2, 1998 which have not been restated to reflect their higher expenses. Had these classes been in existence for the time periods presented, the performance would have been lower as a result of additional expenses.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                           NATIONWIDE(R) MUTUAL FUNDS
                        NATIONWIDE(R) S&P 500 INDEX FUND
               SCHEDULE OF PORTFOLIO INVESTMENTS-- APRIL 30, 2001
                                   (UNAUDITED)

--------------------------------------------------------------------------------
SHARES       SECURITY DESCRIPTION           MARKET VALUE
--------------------------------------------------------------------------------
             COMMON STOCK
             ADVERTISING SERVICES  (0.1%)
   10,300    Interpublic Group of Cos.,
             Inc. (The)                    $    349,685
                                           ------------
             AEROSPACE  (0.7%)
    6,600    General Dynamics Corp.             508,728
   13,800    Lockheed Martin Corp.              485,208
    2,500    Northrop Grumman Corp.             225,625
   15,000    United Technologies Corp.        1,171,200
                                           ------------
                                              2,390,761
                                           ------------
             AEROSPACE / DEFENSE  (0.8%)
   26,107    Boeing Co. (The)                 1,613,413
    3,700    Goodrich (B.F.) Co.                145,780
   25,325    Honeywell International, Inc.    1,237,886
                                           ------------
                                              2,997,079
                                           ------------
             AIRLINES  (0.3%)
    5,400    AMR Corp.*                         205,794
    3,100    Delta Air Lines, Inc.              136,493
    8,700    FedEx Corp.*                       366,009
   21,912    Southwest Airlines Co.             399,018
    1,400    U.S. Airways Group, Inc.*           39,060
                                           ------------
                                              1,146,374
                                           ------------
             ALUMINUM  (0.1%)
    9,399    Alcan Aluminum Ltd.                418,256
                                           ------------
             ANALYTICAL INSTRUMENTS  (0.1%)
    7,300    Applera Corp.-Applied
             Biosystems Group                   234,038
                                           ------------
             APPAREL  (0.1%)
    8,900    Nike, Inc. Class B                 372,109
    2,000    Reebok International Ltd.*          51,260
                                           ------------
                                                423,369
                                           ------------
             APPAREL AND ACCESSORIES, N.E.C.  (0.1%)
        0    Coach, Inc.*                            11
    1,700    Liz Claiborne, Inc.                 83,572
    2,900    V.F. Corp.                         117,711
                                           ------------
                                                201,294
                                           ------------
             APPLIANCE AND HOUSEHOLD DURABLE  (0.1%)
    2,200    Maytag Corp.                        76,450
    8,551    Newell Rubbermaid, Inc.            230,535
                                           ------------
                                                306,985
                                           ------------
             AUTO PARTS & EQUIPMENT  (0.1%)
    5,600    Dana Corp.                         109,928
   15,795    Delphi Automotive Systems Corp.    235,346
                                           ------------
                                                345,274
                                           ------------
             AUTOMOBILES  (0.8%)
   57,672    Ford Motor Co.                   1,700,170
   16,713    General Motors Corp.               916,040
    2,900    PACCAR, Inc.                       140,708
    4,071    Visteon Corp.                       67,294
                                           ------------
                                              2,824,212
                                           ------------

--------------------------------------------------------------------------------
SHARES       SECURITY DESCRIPTION           MARKET VALUE
--------------------------------------------------------------------------------
             COMMON STOCK (CONTINUED)
             BANKS  (2.3%)
   50,674    Bank of America Corp.         $  2,837,744
   22,800    Bank of New York Co., Inc.       1,144,560
   59,265    J.P. Morgan Chase & Co.          2,843,535
   14,500    Mellon Financial Corp.             593,485
    7,300    Northern Trust Corp.               474,719
    5,400    State Street Corp.                 560,412
                                           ------------
                                              8,454,455
                                           ------------
             BEVERAGES / ALCOHOLIC  (0.0%)
    1,500    Adolph Coors Co. Class B            78,000
    1,500    Brown-Forman Corp. Class B          91,200
                                           ------------
                                                169,200
                                           ------------
             BEVERAGES / SOFT DRINK  (1.1%)
   78,000    Coca-Cola Co.                    3,602,820
   11,600    Coca-Cola Enterprises, Inc.        210,308
                                           ------------
                                              3,813,128
                                           ------------
             BIOTECHNOLOGY  (0.1%)
    6,400    Chiron Corp.*                      307,264
                                           ------------
             BROADCAST MEDIA / CABLE TELEVISION  (1.4%)
   17,802    Clear Channel
             Communications, Inc.*              993,352
   29,900    Comcast Corp. Special Class A*   1,312,909
   54,335    Viacom, Inc. Class B*            2,828,680
                                           ------------
                                              5,134,941
                                           ------------
             BUSINESS SERVICES  (0.3%)
    5,500    Cintas Corp.                       240,955
   12,100    Compuware Corp.*                   124,388
    6,800    Concord EFS, Inc.*                 316,540
    3,911    Convergys Corp.*                   142,752
    2,300    NCR Corp.*                         108,123
    7,100    Pitney Bowes, Inc.                 270,297
                                           ------------
                                              1,203,055
                                           ------------
             CAPITAL GOODS  (0.8%)
      850    Crane Co.                           23,919
    1,400    Cummins Engine, Inc.                57,960
    8,100    Deere & Co.                        332,667
    5,700    Dover Corp.                        222,699
    4,400    Genuine Parts Co.                  118,800
    1,300    McDermott International, Inc.*      15,873
   12,600    Minnesota Mining &
             Manufacturing Co.                1,499,526
    2,200    Pall Corp.                          51,634
    3,100    Parker-Hannifin Corp.              144,522
    1,900    PerkinElmer, Inc.                  127,129
    1,900    Snap-On, Inc.                       55,100
    2,300    Stanley Works (The)                 83,375
    4,700    Textron, Inc.                      249,194
                                           ------------
                                              2,982,398
                                           ------------
                                    Continued
4

                           NATIONWIDE(R) MUTUAL FUNDS
                        NATIONWIDE(R) S&P 500 INDEX FUND
        SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2001 (CONTINUED)
                                  (UNAUDITED)
--------------------------------------------------------------------------------
SHARES       SECURITY DESCRIPTION           MARKET VALUE
--------------------------------------------------------------------------------

             COMMON STOCK  (CONTINUED)
             CHEMICALS  (0.2%)
    1,300    FMC Corp.*                    $     93,197
    1,200    Great Lakes Chemical Corp.          37,716
    1,800    Millipore Corp.                    103,230
    4,700    Praxair, Inc.                      222,451
    2,700    Sigma-Aldrich Corp.                124,308
                                           ------------
                                                580,902
                                           ------------
             CHEMICALS / DIVERSIFIED  (1.0%)
    6,200    Air Products & Chemicals, Inc.     266,538
    3,400    Avery Dennison Corp.               190,638
   27,305    Dow Chemical Co.                   913,352
   33,050    E.I. du Pont de Nemours and Co.  1,493,530
    2,900    Eastman Chemical Co.               154,396
    3,100    Engelhard Corp.                     79,701
    3,800    Hercules, Inc.*                     45,410
    9,900    Occidental Petroleums Corp.        298,188
    6,131    Rohm & Haas Co.                    210,722
                                           ------------
                                              3,652,475
                                           ------------
             COMMUNICATION EQUIPMENT  (3.9%)
  226,639    Cisco Systems, Inc.*             3,848,330
   10,000    Citizens Communications Co.*       115,000
    9,900    Conexant Systems, Inc.*            106,425
   27,675    Corning, Inc.                      608,020
   39,492    JDS Uniphase Corp.*                844,734
  103,870    Lucent Technologies, Inc.        1,039,739
   66,706    Motorola, Inc.                   1,037,278
   97,810    Nortel Networks Corp. ADR        1,496,493
   12,800    Tellabs, Inc.*                     449,408
   84,076    Verizon Communications, Inc.     4,630,065
                                           ------------
                                             14,175,492
                                           ------------
             COMPUTER / HARDWARE  (1.9%)
   11,700    Apple Computer, Inc.*              298,233
   54,606    International Business
             Machines Corp.                   6,287,335
    3,800    Lexmark International Group,
             Inc. Class A*                      233,434
                                           ------------
                                              6,819,002
                                           ------------
             COMPUTER EQUIPMENT  (2.2%)
    4,500    Adaptec, Inc.*                      50,580
    6,800    American Power Conversion Corp.*    96,220
   51,500    Compaq Computer Corp.              901,250
   80,500    Dell Computer Corp.*             2,116,345
   68,100    EMC Corp.*                       2,696,760
    9,700    Gateway, Inc.*                     184,300
   60,100    Hewlett-Packard Co.              1,708,643
   11,462    Network Appliance, Inc.*           260,763
                                           ------------
                                              8,014,861
                                           ------------
             COMPUTER INTEGRATED SYSTEMS DESIGN  (0.0%)
    6,822    Avaya, Inc. *                      100,897
                                           ------------

--------------------------------------------------------------------------------
SHARES       SECURITY DESCRIPTION           MARKET VALUE
--------------------------------------------------------------------------------
             COMMON STOCK (CONTINUED)
             COMPUTER SOFTWARE & SERVICES  (6.5%)
    6,500    Adobe Systems, Inc.           $    291,980
   19,300    Automatic Data Processing,
               Inc.                           1,047,025
    8,500    BMC Software, Inc. *               205,615
    5,500    Cabletron Systems, Inc.*            86,240
    6,700    Citrix Systems, Inc.*              190,280
   16,700    Computer Associates
             International, Inc.                537,573
   14,600    Electronic Data Systems Corp.      941,700
   12,300    First Data Corp.                   829,512
    4,300    Fiserv, Inc.*                      237,962
    5,700    Intuit, Inc.*                      182,628
    3,000    Mercury Interactive Corp.*         198,450
  166,122    Microsoft Corp.*                11,254,765
   11,700    Novell, Inc.*                       55,926
  173,916    Oracle Corp.*                    2,810,482
    8,700    Parametric Technology Corp.*        99,180
    8,100    PeopleSoft, Inc.*                  300,024
    6,300    Radioshack Corp.                   192,969
    4,800    Sapient Corp. *                     64,560
   12,670    Siebel Systems, Inc.*              577,499
  101,600    Sun Microsystems, Inc.*          1,739,391
    7,650    Symbol Technologies, Inc.          240,975
    7,400    Unisys Corp.*                       89,096
   12,339    VERITAS Software Corp.*            735,528
   15,300    Yahoo!, Inc.*                      308,754
                                           ------------
                                             23,218,114
                                           ------------
             CONGLOMERATES  (1.1%)
    9,900    Illinois Tool Works, Inc.          627,462
    5,700    Ingersoll-Rand Co.                 267,900
    1,800    ITT Industries, Inc.                79,326
    2,300    Johnson Controls, Inc.             166,520
   54,564    Tyco International Ltd.          2,912,081
                                           ------------
                                              4,053,289
                                           ------------
             CONSTRUCTION & BUILDING MATERIALS  (0.1%)
    2,100    Centex Corp.                        90,615
    3,300    Sherwin Williams Co.                69,234
    2,600    Vulcan Materials Co.               120,198
                                           ------------
                                                280,047
                                           ------------
             CONSTRUCTION AND HOUSING  (0.1%)
   13,500    Masco Corp.                        310,500
                                           ------------
             CONSTRUCTION MACHINERY  (0.2%)
   11,300    Caterpillar, Inc.                  567,260
                                           ------------
             CONSUMER DURABLE  (0.2%)
    2,800    Black & Decker Corp.               111,608
    3,900    Danaher Corp.                      218,439
    3,900    Fortune Brands, Inc.               121,485
    2,300    Whirlpool Corp.                    128,271
                                           ------------
                                                579,803
                                           ------------

                                    Continued

                           NATIONWIDE(R) MUTUAL FUNDS
                        NATIONWIDE(R) S&P 500 INDEX FUND
         SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2001 (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------
SHARES       SECURITY DESCRIPTION           MARKET VALUE
--------------------------------------------------------------------------------
             COMMON STOCK (CONTINUED)
             CONSUMER FINANCE  (2.1%)
  156,327    Citigroup, Inc.               $  7,683,472
                                           ------------
             CONSUMER NON-CYCLICAL  (1.7%)
    8,000    Avon Products, Inc.                338,560
    7,500    Clorox Co. (The)                   238,725
   17,300    Colgate-Palmolive Co.              966,205
    3,400    Ecolab, Inc.                       128,622
   33,600    Gillette Co. (The)                 952,896
    1,800    International Flavor and
             Fragrances, Inc.                    44,496
   17,029    Kimberly-Clark Corp.             1,011,523
      500    National Service Industries, Inc.   12,050
   40,500    Procter & Gamble Co.             2,432,025
    1,300    Tupperware Corp.                    28,626
                                           ------------
                                              6,153,728
                                           ------------
             CONTAINERS  (0.0%)
      300    Ball Corp.                          13,800
      800    Bemis, Inc.                         30,088
    2,900    Sealed Air Corp.*                  112,520
                                           ------------
                                                156,408
                                           ------------
             CREDIT REPORTING SERVICES  (0.0%)
    4,300    Moodys, Inc.                       135,020
                                           ------------
             DATA PROCESSING AND REPRODUCTION  (0.1%)
    5,900    Computer Sciences Corp.*           210,217
       96    eFunds Corp.*                        1,872
                                           ------------
                                                212,089
                                           ------------
             DISTRIBUTION  (0.2%)
   20,100    SYSCO Corp.                        565,212
                                           ------------
             DRUGS  (7.3%)
    7,500    ALZA Corp.*                        342,900
   40,800    American Home Products Corp.     2,356,200
   32,400    Amgen, Inc.*                     1,980,936
    4,900    Biogen, Inc.*                      316,834
   35,100    Eli Lilly & Co.                  2,983,500
    5,400    Forest Laboratories, Inc. Class A* 330,210
   71,800    Merck & Co., Inc.                5,454,646
  196,400    Pfizer, Inc.                     8,504,119
   40,129    Pharmacia & Upjohn, Inc.         2,097,142
   45,500    Schering-Plough Corp.            1,753,570
                                           ------------
                                             26,120,057
                                           ------------
             ELECTRIC, GAS, AND SANITARY SERVICES  (0.3%)
   10,300    Exelon Corp.                       711,215
   11,331    Mirant Corp.*                      462,305
                                           ------------
                                              1,173,520
                                           ------------
             ELECTRICAL EQUIPMENT  (4.7%)
   13,626    Agilent Technologies, Inc.*        531,550
    2,000    Cooper Industries, Inc.             74,740
    2,000    Eaton Corp.                        147,220
   13,800    Emerson Electric Co.               919,770
  308,500    General Electric Co.            14,971,505

--------------------------------------------------------------------------------
SHARES       SECURITY DESCRIPTION           MARKET VALUE
--------------------------------------------------------------------------------
             COMMON STOCK (CONTINUED)
             ELECTRICAL EQUIPMENT  (CONTINUED)
    2,700    Grainger (W.W.), Inc.         $    104,706
    5,300    Rockwell International Corp.       238,659
                                           ------------
                                             16,988,150
                                           ------------
             ELECTRONICS  (3.8%)
   11,500    Altera Corp.*                      290,835
   10,700    Applied Micro Circuits Corp. *     278,414
    6,509    Broadcom Corp. Class A*            270,514
  209,500    Intel Corp.                      6,475,645
    6,900    Jabil Circuit, Inc.*               200,376
    5,600    KLA-Tencor Corp.*                  307,776
    9,800    Linear Technology Corp.            470,792
   10,500    LSI Logic Corp.*                   214,935
    9,972    Maxim Integrated Products, Inc.*   509,569
    5,525    Molex, Inc.                        223,155
    5,700    National Semiconductor Corp.*      164,160
   20,357    Palm, Inc.*                        163,060
    3,800    QLogic Corp.*                      162,982
    9,400    Raytheon Co.                       277,582
   10,496    Sanmina Corp.*                     305,958
   18,300    Solectron Corp.*                   465,735
    3,100    Tektronix, Inc.*                    75,020
    6,000    Teradyne, Inc.*                    237,000
   54,000    Texas Instruments, Inc.          2,089,800
    2,100    Thomas & Betts Corp.                43,407
    9,800    Xilinx, Inc.*                      465,206
                                           ------------
                                             13,691,921
                                           ------------
             ENTERTAINMENT  (0.5%)
   64,800    Walt Disney Co. (The)            1,960,200
                                           ------------
             FINANCIAL  (2.7%)
   41,400    American Express Co.             1,757,016
    5,900    Capital One Financial Corp.        370,874
    5,900    Comerica, Inc.                     303,437
    3,800    Countrywide Credit Industries,
               Inc.                             162,146
   31,400    Fannie Mae                       2,520,164
    4,500    Golden West Financial Corp.        264,150
   14,200    Household International, Inc.      909,084
    7,500    Lehman Brothers Holdings, Inc.     545,625
   25,754    MBNA Corp.                         918,130
    8,500    Providian Financial Corp.          453,050
   42,100    Schwab (Charles) Corp.             833,580
   18,004    Washington Mutual, Inc.            898,940
                                           ------------
                                              9,936,196
                                           ------------
             FINANCIAL / BANKS  (2.9%)
    9,700    AmSouth Bancorp                    166,355
   36,834    Bank One Corp.                   1,391,221
   11,800    BB&T Corp.                         417,956
    3,881    Bear Stearns Cos., Inc.            195,214
    6,195    Charter One Financial, Inc.        181,514
    9,000    CIT Group, Inc. (The)              330,300
   18,146    Fifth Third Bancorp                975,529
   29,800    First Union Corp.                  893,106

                                    Continued
6

                           NATIONWIDE(R) MUTUAL FUNDS
                        NATIONWIDE(R) S&P 500 INDEX FUND
         SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2001 (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------
SHARES       SECURITY DESCRIPTION           MARKET VALUE
--------------------------------------------------------------------------------

             COMMON STOCK (CONTINUED)
             FINANCIAL / BANKS  (CONTINUED)
   34,328    Fleet Boston Corp.            $  1,317,165
    5,244    Huntington Bancshares, Inc.         79,027
   12,300    KeyCorp                            285,114
   18,000    National City Corp.                489,780
    9,400    PNC Bank Corp.                     611,658
    6,700    Regions Financial Corp.            204,015
    5,800    SouthTrust Corp.                   275,790
    9,600    Suntrust Banks, Inc.               609,600
    7,500    Synovus Financial Corp.            215,850
   58,863    U.S. Bancorp                     1,246,718
    3,700    Union Planters Corp.               140,637
    7,000    Wachovia Corp.                     425,600
                                           ------------
                                             10,452,149
                                           ------------
             FINANCIAL SERVICES  (1.0%)
    3,600    AMBAC Financial Group, Inc.        193,716
    2,900    H&R Block, Inc.                    159,500
    7,400    Stilwell Financial, Inc.           218,078
    5,400    USA Education, Inc.                383,940
   53,195    Wells Fargo Co.                  2,498,569
                                           ------------
                                              3,453,803
                                           ------------
             FOOD & BEVERAGE  (1.2%)
   28,600    Anheuser-Busch Cos., Inc.        1,143,714
    9,400    General Mills, Inc.                370,454
   45,500    PepsiCo, Inc.                    1,993,355
    4,400    Quaker Oats Co.                    426,800
    9,600    Ralston-Ralston Purina Group       291,744
                                           ------------
                                              4,226,067
                                           ------------
             FOOD & RELATED  (2.0%)
   18,053    Archer-Daniels-Midland Co.         215,011
   12,200    Campbell Soup Co.                  371,368
   18,100    ConAgra, Inc.                      376,661
   11,500    Heinz (H.J.) Co.                   450,225
    4,600    Hershey Foods Corp.                277,886
   11,700    Kellogg Co.                        298,350
   69,803    Philip Morris Cos., Inc.         3,497,828
   24,375    Sara Lee Corp.                     485,306
   17,314    Unilever NV                        971,662
    6,200    Wrigley (Wm.) Jr. Co.              299,522
                                           ------------
                                              7,243,819
                                           ------------
             FURNITURE AND HOME FURNISHINGS  (0.0%)
    4,800    Leggett & Platt, Inc.               93,168
                                           ------------
             GAS - DISTRIBUTION  (0.3%)
   14,995    El Paso Corp.                    1,031,656
    3,945    Keyspan Corp.                      156,617
                                           ------------
                                              1,188,273
                                           ------------
             GOLD ORES  (0.1%)
   14,100    Barrick Gold Corp.                 231,804
    4,000    Freeport-McMoRan Copper &
             Gold, Inc.*                         56,640

--------------------------------------------------------------------------------
SHARES       SECURITY DESCRIPTION           MARKET VALUE
--------------------------------------------------------------------------------
             COMMON STOCK (CONTINUED)
             GOLD ORES  (CONTINUED)
    5,600    Homestake Mining Co.          $     34,888
    7,000    Newmont Mining Corp.               127,610
    6,500    Placer Dome, Inc.                   65,780
                                           ------------
                                                516,722
                                           ------------
             HEALTHCARE  (5.0%)
   48,100    Abbott Laboratories              2,230,878
    4,000    Allergan, Inc.                     304,000
    1,500    Bard (C.R.), Inc.                   66,015
    1,800    Bausch & Lomb, Inc.                 76,860
    9,400    Baxter International, Inc.         856,810
    7,300    Becton Dickinson & Co.             236,155
    5,800    Biomet, Inc.                       247,834
   11,800    Boston Scientific Corp.*           187,384
   60,900    Bristol-Myers Squibb Co.         3,410,400
   13,350    Cardinal Health, Inc.              899,790
    9,100    Guidant Corp.*                     373,100
   17,800    HCA-The Healthcare Co.             688,860
   11,400    HealthSouth Corp.*                 160,170
    5,700    Humana, Inc.*                       56,316
   43,300    Johnson & Johnson Co.            4,177,584
    4,694    King Pharmaceuticals, Inc.*        197,758
    3,600    Manor Care, Inc.*                   83,520
    7,781    McKesson HBOC, Inc.                239,966
   37,400    Medtronic, Inc.                  1,668,040
    4,000    Quintiles Transnational Corp.*      82,200
    2,800    St. Jude Medical, Inc.*            160,300
    6,100    Stryker Corp.                      361,669
    9,600    Tenet Healthcare Corp.*            428,544
    9,600    UnitedHealth Group, Inc.           628,608
    3,100    Watson Pharmaceutical, Inc.*       154,380
    2,200    Wellpoint Health Networks, Inc.*   216,150
                                           ------------
                                             18,193,291
                                           ------------
             HOME BUILDING  (0.1%)
    2,900    Fluor Corp.                        152,859
    1,800    KB Home                             54,396
    1,400    Pulte Corp.                         65,492
                                           ------------
                                                272,747
                                           ------------
             HOTELS & CASINOS  (0.0%)
    4,300    Harrah's Entertainment, Inc.*      148,350
                                           ------------
             HOTELS / MOTELS  (0.3%)
   24,700    Cendant Corp.*                     438,178
   10,500    Hilton Hotels Corp.                116,025
    7,400    Marriott International, Inc. Class A339,512
    6,763    Starwood Hotels & Resorts
             Worldwide, Inc.                    244,077
                                           ------------
                                              1,137,792
                                           ------------
             INSURANCE  (3.2%)
    5,000    Aetna, Inc.*                       140,950
   22,200    Allstate Corp. (The)               926,850
   72,504    American International Group,
                Inc.                          5,930,827

                                    Continued

                           NATIONWIDE(R) MUTUAL FUNDS
                        NATIONWIDE(R) S&P 500 INDEX FUND
         SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2001 (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------
SHARES       SECURITY DESCRIPTION           MARKET VALUE
--------------------------------------------------------------------------------
             COMMON STOCK (CONTINUED)
             INSURANCE  (CONTINUED)
    7,550    AON Corp.                     $    250,962
    5,400    Chubb Corp. (The)                  360,450
    5,000    CIGNA Corp.                        533,500
    4,400    Cincinnati Financial Corp.         168,872
    7,800    Hartford Financial Services Group  484,380
    6,600    Lincoln National Corp.             304,656
    5,700    Loews Corp.                        384,237
    3,900    MBIA, Inc.                         186,615
   22,600    MetLife, Inc.*                     655,400
    3,600    MGIC Investment Corp.*             233,964
    2,200    Progressive Corp. (The)            256,960
    4,800    SAFECO Corp.                       128,160
    7,400    St. Paul Cos., Inc.                333,740
    3,300    Torchmark Corp.                    125,037
    6,657    Unum Provident Corp.               199,111
                                           ------------
                                             11,604,671
                                           ------------
             INSURANCE / LIFE  (0.4%)
   15,700    AFLAC, Inc.                        499,260
   16,300    American General Corp.             710,843
   10,400    Conseco, Inc.*                     197,912
    4,200    Jefferson-Pilot Corp.              195,972
                                           ------------
                                              1,603,987
                                           ------------
             INSURANCE BROKERS  (0.2%)
    8,800    Marsh & McLennan Cos., Inc.        848,672
                                           ------------
             INTERNET  (0.0%)
    6,600    Broadvision, Inc.*                  42,174
                                           ------------
             INVESTMENT MANAGEMENT  (1.1%)
    6,700    Franklin Resources, Inc.           292,455
   24,725    Merrill Lynch & Co., Inc.        1,525,533
   34,776    Morgan Stanley Dean Witter & Co. 2,183,585
    3,700    T Rowe Price Group, Inc.           128,612
                                           ------------
                                              4,130,185
                                           ------------
             JEWELRY, PRECIOUS METAL  (0.0%)
      344    Jostens, Inc.*                       2,537
                                           ------------
             LEISURE PRODUCTS  (0.2%)
    1,800    Brunswick Corp.                     36,108
   17,400    Carnival Corp.                     461,100
    3,300    Hasbro, Inc.                        40,425
   14,400    Mattel, Inc.                       232,560
                                           ------------
                                                770,193
                                           ------------
             MANUFACTURING  (0.0%)
    3,900    Power-One, Inc.*                    68,289
                                           ------------
             MANUFACTURING / DIVERSIFIED  (0.1%)
    5,600    PPG Industries, Inc.               297,640
                                           ------------
             METAL PROCESSORS  (0.0%)
    4,300    Thermo Electron Corp.*             113,348
      700    Timken Co.                          11,970
                                           ------------
                                                125,318
                                           ------------

--------------------------------------------------------------------------------
SHARES       SECURITY DESCRIPTION           MARKET VALUE
--------------------------------------------------------------------------------
             COMMON STOCK (CONTINUED)
             METALS  (0.1%)
    3,800    Inco Ltd.*                    $     68,932
    2,808    Phelps Dodge Corp.                 125,630
                                           ------------
                                                194,562
                                           ------------
             METALS & MINING  (0.3%)
   27,632    Alcoa, Inc.                      1,143,965
                                           ------------
             MORTGAGE / ASSET BACKED
             OBLIGATIONS  (0.4%)
   21,300    Freddie Mac                      1,401,540
                                           ------------
             MOTOR VEHICLES  (0.2%)
   10,000    Harley-Davidson, Inc.              460,900
    2,400    Navistar International Corp.*       61,944
    2,800    TRW, Inc.                          107,688
                                           ------------
                                                630,532
                                           ------------
             MULTI-MEDIA  (1.9%)
  134,750    AOL Time Warner, Inc.*           6,804,875
                                           ------------
             NATURAL GAS  (0.1%)
      600    NICOR, Inc.                         23,514
      400    ONEOK, Inc.                         17,288
      800    People's Energy Corp.               31,800
    5,315    Sempra Energy                      147,066
                                           ------------
                                                219,668
                                           ------------
             OFFICE EQUIPMENT & SUPPLIES  (0.1%)
   21,400    Xerox Corp.                        193,456
                                           ------------
             OIL & GAS  (6.2%)
    3,100    Amerada Hess Corp.                 271,250
    4,300    Apache Corp.                       275,028
    1,200    Ashland, Inc.                       51,672
   20,300    Chevron Corp.                    1,960,168
   18,507    Conoco, Inc.                       562,983
    3,901    Devon Energy Corp.                 230,198
   22,800    Enron Corp.                      1,430,016
    3,900    EOG Resources, Inc.                180,921
  108,189    Exxon Mobil Corp.                9,585,545
    3,800    Kinder Morgan, Inc.                223,060
    5,191    Nabors Industries, Inc.*           309,487
    4,800    Noble Drilling Corp.*              232,800
    3,900    Rowan Cos., Inc.*                  129,441
   66,500    Royal Dutch Petroleum Co.        3,958,745
    3,500    Sunoco, Inc.                       133,070
   17,400    Texaco, Inc.                     1,257,672
    9,000    Transocean Sedco Forex, Inc.       488,520
    7,200    Unocal Corp.                       274,752
    9,100    USX-Marathon Group                 290,836
   14,400    Williams Cos., Inc. (The)          607,248
                                           ------------
                                             22,453,412
                                           ------------
             OIL AND GAS FIELD MACHINERY  (0.5%)
    7,357    Anadarko Petroleum Corp.           475,409
    6,700    Burlington Resources, Inc.         316,307
    3,384    Kerr-Mcgee Corp.                   242,464
    8,200    Phillips Petroleum Co.             488,720

                                    Continued
8

                           NATIONWIDE(R) MUTUAL FUNDS
                        NATIONWIDE(R) S&P 500 INDEX FUND
         SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2001 (CONTINUED)
                                   (UNAUDITED)

--------------------------------------------------------------------------------
SHARES       SECURITY DESCRIPTION           MARKET VALUE
--------------------------------------------------------------------------------

             COMMON STOCK  (CONTINUED)
             OIL AND GAS FIELD MACHINERY  (CONTINUED)
    5,000    Tosco Corp.                   $    230,250
                                           ------------
                                              1,753,150
                                           ------------
             OIL EQUIPMENT & SERVICES  (0.7%)
    9,970    Baker Hughes, Inc.                 391,721
    9,600    Dynegy, Inc.                       555,360
   13,300    Halliburton Co.                    574,693
   17,500    Schlumberger Ltd.                1,160,250
                                           ------------
                                              2,682,024
                                           ------------
             PAPER & FOREST PRODUCTS  (0.5%)
    2,200    Boise Cascade Corp.                 76,956
    6,763    Georgia Pacific Corp.              219,865
   15,196    International Paper Co.            595,379
    3,600    Louisiana-Pacific Corp.             44,100
    3,200    Mead Corp.                          90,240
    3,000    Pactiv Corp.*                       41,940
      300    Potlatch Corp.                      10,515
    2,100    Temple-Inland, Inc.                107,100
    3,000    Westvaco Corp.                      79,140
    6,000    Weyerhaeuser Co.                   339,180
    3,400    Williamette Industries, Inc.       165,410
                                           ------------
                                              1,769,825
                                           ------------
             PHARMACEUTICALS  (0.1%)
    6,700    MedImmune, Inc.*                   262,305
                                           ------------
             PHOTOGRAPHIC  (0.1%)
   10,000    Eastman Kodak Co.                  435,000
                                           ------------
             POLLUTION CONTROL  (0.1%)
    4,100    Allied Waste Industries, Inc.*      65,272
   18,800    Waste Management, Inc.             458,908
                                           ------------
                                                524,180
                                           ------------
             PRINTING & PUBLISHING  (0.5%)
    2,300    American Greetings Corp. Class A    26,473
    2,300    Donnelley (R.R.) & Sons Co.         64,032
    2,200    Dow Jones & Co., Inc.              119,394
    7,900    Gannett Co., Inc.                  509,945
    2,800    Knight-Ridder, Inc.                151,620
    5,400    McGraw-Hill Cos., Inc. (The)       349,812
      800    Meredith Corp.                      30,192
    5,300    New York Times Co. (The) Class A   217,459
    8,757    Tribune Co.                        369,020
                                           ------------
                                              1,837,947
                                           ------------
             RAILROADS  (0.3%)
   11,400    Burlington Northern Santa Fe Corp. 335,160
    7,500    CSX Corp.                          263,025
   10,100    Norfolk Southern Corp.             199,374
    8,200    Union Pacific Corp.                466,498
                                           ------------
                                              1,264,057
                                           ------------
             RESTAURANTS  (0.4%)
    3,700    Darden Restaurants, Inc.           101,047
   41,800    McDonald's Corp.                 1,149,500

--------------------------------------------------------------------------------
SHARES       SECURITY DESCRIPTION           MARKET VALUE
--------------------------------------------------------------------------------
             COMMON STOCK (CONTINUED)
             RESTAURANTS  (CONTINUED)
    4,000    Tricon Global Restaurants,
               Inc.*                       $    179,280
    3,500    Wendy's International, Inc.         88,655
                                           ------------
                                              1,518,482
                                           ------------
             RETAIL  (5.2%)
    2,800    Autozone, Inc.*                     87,752
    9,600    Bed, Bath & Beyond, Inc.*          271,872
    6,900    Best Buy Co., Inc.*                379,845
    7,200    Circuit City Stores-Circuit
             City Group                         108,360
    1,700    Consolidated Stores Corp.*          18,700
   14,600    Costco Wholesale Corp.*            509,978
   11,800    CVS Corp.                          695,610
    3,100    Dillard's, Inc. Class A             52,514
    9,510    Dollar General Corp.               156,915
    5,700    Federated Department Stores, Inc.* 244,986
   25,700    Gap, Inc.                          712,147
    2,400    Harcourt General, Inc.             131,568
   72,150    Home Depot, Inc.                 3,398,265
   16,600    Kmart Corp.*                       166,000
    9,800    Kohl's Corp.*                      598,388
   12,700    Limited, Inc. (The)                214,884
   11,800    Lowe's Cos., Inc.                  743,400
   10,000    May Department Stores Co. (The)    372,500
    2,700    Nordstrom, Inc.                     49,653
   10,100    Office Depot, Inc.*                 95,950
    9,700    Penney (J.C), Co., Inc.            196,522
   10,500    Sears, Roebuck & Co.               386,925
   15,300    Staples, Inc.*                     248,931
   12,800    Starbucks Corp.*                   247,680
   27,200    Target Corp.                     1,045,840
    4,500    Tiffany & Co.                      145,890
    9,200    TJX Cos., Inc. (The)               288,236
    6,600    Toys `R' Us, Inc.*                 163,680
  139,100    Wal-Mart Stores, Inc.            7,197,033
                                           ------------
                                             18,930,024
                                           ------------
             RETAIL / FOOD & DRUG  (0.9%)
   13,434    Albertson's, Inc.                  448,696
   26,600    Kroger Co.*                        600,894
      400    Longs Drug Stores Corp.             11,860
   15,800    Safeway, Inc.*                     857,940
    2,300    Supervalu, Inc.                     31,441
   31,100    Walgreen Co.                     1,330,458
    3,700    Winn-Dixie Stores, Inc.            116,809
                                           ------------
                                              3,398,098
                                           ------------
             SEMICONDUCTORS  (1.0%)
    9,100    Advanced Micro Devices, Inc.*      282,100
   10,700    Analog Devices, Inc.*              506,217
   24,800    Applied Materials, Inc.*         1,354,080
   18,100    Micron Technology, Inc.*           821,378
    4,900    Novellus Systems, Inc.*            270,235
    6,900    Vitesse Semiconductor Corp.*       233,910
                                           ------------
                                              3,467,920
                                           ------------

                                    Continued

                           NATIONWIDE(R) MUTUAL FUNDS
                        NATIONWIDE(R) S&P 500 INDEX FUND
        SCHEDULE OF PORTFOLIO INVESTMENTS -- APRIL 30, 2001 (CONTINUED)
                                  (UNAUDITED)

--------------------------------------------------------------------------------
SHARES       SECURITY DESCRIPTION           MARKET VALUE
--------------------------------------------------------------------------------
             COMMON STOCK (CONTINUED)
             SERVICES  (0.5%)
    2,200    Autodesk, Inc.                $     76,692
    3,600    Deluxe Corp.                        93,564
    3,700    Equifax, Inc.                      122,359
    8,100    IMS Health, Inc.                   222,345
    5,800    Omnicom Group                      509,530
   12,175    Paychex, Inc.                      420,768
    5,900    Robert Half International, Inc.*   164,020
    2,400    Ryder System, Inc.                  47,544
    3,617    Sabre Holdings, Inc.*              180,344
                                           ------------
                                              1,837,166
                                           ------------
             STEEL  (0.1%)
    1,400    Allegheny Teledyne, Inc.            25,536
    2,500    Nucor Corp.                        126,825
    4,700    USX-U.S. Steel Group, Inc.          86,527
    1,000    Worthington Industries, Inc.        11,950
                                           ------------
                                                250,838
                                           ------------
             TECHNOLOGY  (0.1%)
    5,500    Comverse Technology, Inc.*         376,750
                                           ------------
             TELECOMMUNICATIONS  (5.0%)
   21,393    ADC Telecommunications, Inc.*      160,661
    9,900    ALLTEL Corp.                       540,639
    3,600    Andrew Corp.*                       63,072
  117,034    AT&T Corp.                       2,607,518
   58,300    Bellsouth Corp.                  2,446,268
    3,700    CenturyTel, Inc.                   100,566
   27,185    Global Crossing Ltd.*              340,628
   21,400    Nextel Communications, Inc.*       347,750
   23,100    QUALCOMM, Inc.*                  1,325,016
   51,511    Qwest Communications
             International, Inc.*             2,106,800
  105,341    SBC Communications, Inc.         4,345,316
    5,500    Scientific-Atlanta, Inc.           317,515
   28,600    Sprint Corp. (FON Group)           611,468
   28,000    Sprint Corp. (PCS Group)*          717,640
    6,800    Univision Communications, Inc.*    297,228
   89,744    Worldcom, Inc.*                  1,637,828
                                           ------------
                                             17,965,913
                                           ------------
             TIRE & RUBBER  (0.0%)
      900    Cooper Tire & Rubber Co.            10,836
    5,400    Goodyear Tire & Rubber Co.         133,542
                                           ------------
                                                144,378
                                           ------------
             TOBACCO  (0.1%)
    6,100    UST, Inc.                          183,610
                                           ------------
             UTILITIES  (2.4%)
   16,065    AES Corp. (The)*                   765,819
    3,600    Allegheny Energy, Inc.             184,176
    3,800    Ameren Corp.                       159,486
   10,540    American Electric Power Co., Inc.  520,044
    8,700    Calpine Corp.*                     495,813
    4,200    Cinergy Corp.                      145,656
    4,600    CMS Energy Corp.                   143,980
    7,400    Consolidated Edison, Inc.          276,834

--------------------------------------------------------------------------------
SHARES       SECURITY DESCRIPTION           MARKET VALUE
--------------------------------------------------------------------------------
             COMMON STOCK (CONTINUED)
             UTILITIES  (CONTINUED)
    5,500    Constellation Energy Group,
               Inc.                        $    262,570
    7,867    Dominion Resources, Inc.           538,811
    4,900    DTE Energy Co.                     205,408
   24,500    Duke Power Co.                   1,145,619
   12,400    Edison International*              122,140
    6,200    Entergy Corp.                      251,100
    6,100    FirstEnergy Corp.                  184,830
    5,900    Florida Power & Light, Inc.        353,410
    4,500    GPU, Inc.                          149,895
    3,100    Niagara Mohawk Holdings, Inc.*      52,111
    6,827    NiSource, Inc.                     203,240
   10,800    PG&E Corp.                          96,876
    2,100    Pinnacle West Capital Corp.        105,399
    4,000    PP&L Resources, Inc.               220,000
    5,900    Progress Energy Inc.               261,016
    7,300    Public Service Enterprise
             Group, Inc.                        339,012
    9,500    Reliant Energy, Inc.               470,725
   20,200    Southern Co.                       472,478
    8,600    TXU Corp.                          378,056
    9,810    Xcel Energy, Inc.                  306,072
                                           ------------
                                              8,810,576
                                           ------------
             TOTAL COMMON STOCK             347,704,483
                                           ------------
             PREFERRED STOCK  (0.0%)
             CONSUMER NON-DURABLE  (0.0%):
    1,000    Alberto Culver Co. Class B          40,740
                                           ------------
             S&P 500 DEPOSITORY
             RECEIPTS  (3.7%)
  108,451    S&P 500 Depositary Receipts     13,546,614
                                           ------------

--------------------------------------------------------------------------------
PRINCIPAL    SECURITY DESCRIPTION           MARKET VALUE
--------------------------------------------------------------------------------
             REPURCHASE AGREEMENT  (0.3%)
 $908,000    Fifth Third Bank, 4.40%,
               05/01/01                         908,000
                                           ------------
             (Collateralized by GARM
             Pool #8116)
             TOTAL INVESTMENTS
             (COST $396,889,714) (A) -
             (100.0%)                       362,199,837
             LIABILITIES IN EXCESS OF
             OTHER ASSETS - (0.0%)              (23,517)
                                           ------------
             TOTAL NET ASSETS
             - (100.0%)                    $362,176,320
                                           ============

--------------------------------------------------------------------------------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

       Unrealized appreciation       $ 25,713,860
       Unrealized depreciation        (60,403,737)
                                     ------------
       Net unrealized depreciation   $(34,689,877)
                                     ============

* Denotes a non-income producing security.

ADR  American Depositary Receipt

GARM Ginnie Mae Adjustable Rate Mortgage

See notes to financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS
                        NATIONWIDE(R) S&P 500 INDEX FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                           APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              S&P 500 INDEX FUND
                                                              ------------------
ASSETS:
Investments, at value (cost $395,981,714)                         $361,291,837
Repurchase agreements, at cost                                         908,000
                                                                  ------------
     Total Investments                                             362,199,837
                                                                  ------------
Cash                                                                       116
Interest and dividends receivable                                      233,252
Receivable for investments sold                                        321,153
Receivable from adviser                                                 14,079
Prepaid expenses and other assets                                       29,697
                                                                  ------------
     Total Assets                                                  362,798,134
                                                                  ------------
LIABILITIES:
Payable for investments purchased                                      447,896
Accrued expenses and other payables
   Investment advisory fees                                             36,153
   Fund administration fees                                             13,905
   Transfer agent fees                                                  22,017
   Distribution fees                                                    28,415
   Administrative servicing fees                                        40,021
   Other                                                                33,407
                                                                  ------------
     Total Liabilities                                                 621,814
                                                                  ------------
NET ASSETS                                                        $362,176,320
                                                                  ============
REPRESENTED BY:
Capital                                                           $401,137,053
Accumulated net investment income (loss)                               159,792
Accumulated net realized gains (losses)
  from investment transactions                                      (4,430,648)
Net unrealized appreciation (depreciation)
  on investments                                                   (34,689,877)
                                                                   -----------
NET ASSETS                                                        $362,176,320
                                                                  ============
NET ASSETS:
Class A Shares                                                      $2,632,367
Class B Shares                                                       1,695,883
Institutional Class Shares                                          85,219,517
Service Class Shares                                               226,698,629
Institutional Service Class Shares                                  34,792,805
Local Fund Shares                                                   11,137,119
                                                                  ------------
Total                                                             $362,176,320
                                                                  ============
SHARES OUTSTANDING (unlimited number of shares
  authorized):
Class A Shares                                                         245,165
Class B Shares                                                         158,444
Institutional Class Shares                                           7,914,908
Service Class Shares                                                21,125,230
Institutional Service Class Shares                                   3,233,008
Local Fund Shares                                                    1,035,016
                                                                  ------------
Total                                                               33,711,771
                                                                  ============

NET ASSET VALUE:
Class A Shares                                                          $10.74
Class B Shares*                                                         $10.70
Institutional Class Shares**                                            $10.77
Service Class Shares**                                                  $10.73
Institutional Service Class Shares**                                    $10.76
Local Fund Shares**                                                     $10.76

MAXIMUM OFFERING PRICE PER SHARE
   (100%/(100%-maximum sales charge)
   of net asset value adjusted to the nearest cent)
Class A Shares                                                          $11.40
                                                                  ------------
Maximum Sales Load - Class A Shares                                       5.75%
---------------------------------------------                     ============

* For Class B Shares, the redemption price per share varies by the length of time shares are held and are not subject to a front-end sales charge.

** Not subject to a front-end sales charge.
See notes to financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS
                        NATIONWIDE(R) S&P 500 INDEX FUND
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30, 2001
                                   (UNAUDITED)
-----------------------------------------------------------------------------------------

                                                                                S&P 500
                                                                               INDEX FUND
                                                                              -----------

INVESTMENT INCOME:
   Interest income                                                            $    62,272
   Dividend income (net of withholding tax of $2,074)                           1,952,581
                                                                              -----------
      Total Income                                                              2,014,853
                                                                              -----------
EXPENSES:
   Investment advisory fees                                                       213,440
   Fund administration fees                                                        82,093
   Distribution fees Class A                                                        2,828
   Distribution fees Class B                                                        6,488
   Distribution fees Service Class                                                149,139
   Distribution fees Local Class                                                    3,646
   Administrative servicing fees Service Class                                    234,192
   Administrative servicing fees Institutional Service Class                       36,541
   Accounting fees                                                                 12,361
   Transfer agent fees                                                             54,886
   Trustees' fees                                                                   5,931
   Professional fees                                                               28,938
   Custodian fees                                                                  30,408
   Insurance fees                                                                   1,289
   Registration and filing fees                                                    26,538
   Printing                                                                        34,949
   Other                                                                           15,796
                                                                              -----------
      Total expenses before waived or reimbursed expenses                         939,463
      Expenses waived or reimbursed                                              (107,174)
                                                                              -----------
      Total Expenses                                                              832,289
                                                                              -----------
NET INVESTMENT INCOME (LOSS)                                                    1,182,564
                                                                              -----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) on investment transactions                         (2,723,836)
Net change in unrealized appreciation/depreciation on investments             (40,092,739)
                                                                              -----------
Net realized/unrealized gains (losses) on investments                         (42,816,575)
                                                                              -----------
CHANGE IN NET ASSETS FROM OPERATIONS                                         $(41,634,011)
                                                                             ============

-------------------------------------
See notes to the financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS
                        NATIONWIDE(R) S&P 500 INDEX FUND
                       STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------

                                                                                          S&P 500 INDEX FUND
                                                                                  SIX MONTHS
                                                                                     ENDED                 YEAR
                                                                                APRIL 30, 2001             ENDED
                                                                                  (UNAUDITED)        OCTOBER 31, 2000
                                                                               ----------------      -----------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income (loss)                                                 $   1,182,564          $   1,326,241
   Net realized gains (losses) on investment transactions                         (2,723,836)             3,241,638
   Net change in unrealized appreciation/depreciation on investments             (40,092,739)            (2,668,152)
                                                                                ------------           ------------
Change in net assets resulting from operations                                   (41,634,011)             1,899,727
                                                                                ------------           ------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
   Net investment income                                                              (6,166)                (7,630)(a)
   Net realized gains on investments                                                 (31,807)                    --

DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
   Net investment income                                                                (301)                (2,082)(a)
   Net realized gains on investments                                                 (17,757)                    --

DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS FROM:
   Net investment income                                                            (405,584)              (188,661)(a)
   Net realized gains on investments                                              (1,277,235)                    --

DISTRIBUTIONS TO SERVICE CLASS SHAREHOLDERS FROM:
   Net investment income                                                            (598,933)              (701,651)
   Net realized gains from investment transactions                                (2,834,191)              (150,290)

DISTRIBUTIONS TO INSTITUTIONAL SERVICE CLASS SHAREHOLDERS FROM:
   Net investment income                                                            (118,348)              (166,197)
   Net realized gains from investment transactions                                  (463,945)               (32,896)

DISTRIBUTIONS TO LOCAL FUND SHAREHOLDERS FROM:
   Net investment income                                                             (47,335)              (168,632)
   Net realized gains from investment transactions                                  (154,404)               (53,732)
                                                                                ------------           ------------
Change in net assets from shareholder distributions                               (5,956,006)            (1,471,771)
                                                                                ------------           ------------
Change in net assets from capital transactions                                    82,460,858            206,766,300
                                                                                ------------           ------------
Change in net assets                                                              34,870,841            207,194,256
NET ASSETS:
   Beginning of period                                                           327,305,479            120,111,223
                                                                                ------------           ------------
   End of period                                                                $362,176,320           $327,305,479
                                                                                ============           ============

----------------------------------------------------------
(a) For the period from December 29, 1999 (commencement of operations) through October 31, 2000.

See notes to financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS
                        NATIONWIDE(R) S&P 500 INDEX FUND
                              FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
                                                              CLASS A SHARES                    CLASS B SHARES
                                                      --------------------------------- ---------------------------------
                                                          SIX MONTHS     PERIOD ENDED       SIX MONTHS     PERIOD ENDED
                                                             ENDED        OCTOBER 31,          ENDED        OCTOBER 31,
                                                        APRIL 30, 2001      2000(A)+       APRIL 30, 2001    2000(A)+
                                                      ----------------- --------------     --------------  -----------
                                                       (UNAUDITED)                         (UNAUDITED)
NET ASSET VALUE BEGINNING OF PERIOD                      $ 12.46         $ 12.73            $12.42          $   12.73
                                                         -------         -------            ------          ---------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                              0.03           0.05                --              (0.01)
   Net realized and unrealized gains (losses)
     on investments                                        (1.55)          (0.24)            (1.55)             (0.25)
                                                         -------         -------            ------          ---------
      Total investment activities                          (1.52)          (0.19)            (1.55)             (0.26)
                                                         -------         -------            ------          ---------
DISTRIBUTIONS:
   Net investment income                                   (0.03)          (0.08)               --              (0.05)
   Net realized gains                                      (0.17)             --             (0.17)                --
                                                         -------         -------            ------          ---------
      Total distributions                                  (0.20)          (0.08)            (0.17)             (0.05)
                                                         -------         -------            ------          ---------
Net increase (decrease) in net asset value                 (1.72)          (0.27)            (1.72)             (0.31)
                                                         -------         -------            ------          ---------
NET ASSET VALUE END OF PERIOD                            $ 10.74         $ 12.46            $10.70          $   12.42
                                                         =======         =======            ======          =========
      Total Return (excluding sales charge)               (12.26%)(b)       5.71%(b)        (12.53%)(b)          5.17(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                        $ 2,632         $ 2,214            $1,696          $     987
Ratio of expenses to average net assets                     0.63%(c)        0.63%(c)          1.23%(c)           1.23%(c)
Ratio of net investment income to average net assets        0.59%(c)        0.47%(c)         (0.01%)(c)         (0.12%)(c)
Ratio of expenses to average net assets*                    0.95%(c)        0.88%(c)          2.02%(c)           2.05%(c)
Portfolio turnover**                                        7.60%           9.72%             7.60%              9.72%

                                                                                           INSTITUTIONAL CLASS SHARES
                                                                                        ---------------------------------
                                                                                        SIX MONTHS ENDED      PERIOD ENDED
                                                                                         APRIL 30, 2001    OCTOBER 31, 2000 (A)+
                                                                                        ----------------   ---------------------
                                                                                           (UNAUDITED)

NET ASSET VALUE BEGINNING OF PERIOD                                                        $ 12.49             $ 12.73
                                                                                           -------             -------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                                               0.05                0.09
   Net realized and unrealized gains (losses) on investments                                 (1.55)              (0.25)
                                                                                           -------             -------
      Total investment activities                                                            (1.50)              (0.16)
                                                                                           -------             -------
DISTRIBUTIONS:
   Net investment income                                                                     (0.05)              (0.08)
   Net realized gains                                                                        (0.17)                 --
                                                                                           -------             -------
      Total distributions                                                                    (0.22)              (0.08)
                                                                                           -------             -------
Net increase (decrease) in net asset value                                                   (1.72)              (0.24)
                                                                                            ----------         -------
NET ASSET VALUE END OF PERIOD                                                              $ 10.77             $ 12.49
                                                                                           =======             =======
      Total Return (excluding sales charge)                                                 (12.04%)(b)           6.01%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                                                          $85,220             $92,190
Ratio of expenses to average net assets                                                       0.23%(c)        0.23%(c)
Ratio of net investment income to average net assets                                          1.00%(c)        0.83%(c)
Ratio of expenses to average net assets*                                                      0.30%(c)        0.30%(c)
Portfolio turnover**                                                                          7.60%           9.72%

-------------------------------
+    Net investment income (loss) is based on average shares outstanding during the period.
*    During  the  period  certain  fees  were  waived  and/or  reimbursed.  If such
     waivers/reimbursements   had  not  occurred,  the  ratios  would  have  been  as indicated.
**   Portfolio  turnover is  calculated  on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)  For the period from December 29, 1999 (commencement of operations) through October 31, 2000.
(b)  Not annualized.
(c)  Annualized.


See notes to financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS
                        NATIONWIDE(R) S&P 500 INDEX FUND
                              FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------

                                                                                      SERVICE CLASS SHARES
                                                                       --------------------------------------------------
                                                                       SIX MONTHS ENDED    YEAR ENDED     PERIOD ENDED
                                                                        APRIL 30, 2001  OCTOBER 31, 2000   OCTOBER 31, 1999 (A)
                                                                         -------------    -------------   ---------------------
                                                                          (UNAUDITED)

NET ASSET VALUE BEGINNING OF PERIOD                                       $       12.45      $   11.91      $     9.66
                                                                          -------------      ---------      ----------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                                    0.02           0.07            0.09
   Net realized and unrealized gains (losses) on investments                      (1.54)          0.56            2.25
                                                                          -------------      ---------      ----------
      Total investment activities                                                 (1.52)          0.63            2.34
                                                                          -------------      ---------      ----------
DISTRIBUTIONS:
   Net investment income                                                          (0.03)         (0.07)          (0.09)
   Net realized gains                                                             (0.17)         (0.02)             --
                                                                          -------------      ---------      ----------
      Total distributions                                                         (0.20)         (0.09)          (0.09)
                                                                          -------------      ---------      ----------
Net increase (decrease) in net asset value                                        (1.72)          0.54            2.25
                                                                          -------------      ---------      ----------
NET ASSET VALUE END OF PERIOD                                             $       10.73      $   12.45      $    11.91
                                                                          =============      =========      ==========
      Total Return (excluding sales charge)                                      (12.25%)(b)      5.25%          24.27%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                                         $     226,699      $ 189,443      $   72,049
Ratio of expenses to average net assets                                            0.63%(c)       0.63%           0.63%(c)
Ratio of net investment income to average net assets                               0.59%(c)       0.54%           0.69%(c)
Ratio of expenses to average net assets*                                           0.69%(c)       0.70%           0.83%(c)
Portfolio turnover**                                                               7.60%          9.72%          55.07%

                                                                               INSTITUTIONAL SERVICE CLASS SHARES
                                                                       --------------------------------------------------
                                                                       SIX MONTHS ENDED    YEAR ENDED         PERIOD ENDED
                                                                        APRIL 30, 2001   OCTOBER 31, 2000  OCTOBER 31, 1999 (A)
                                                                       ----------------  ----------------   -------------------
                                                                          (UNAUDITED)

NET ASSET VALUE BEGINNING OF PERIOD                                       $       12.48      $      11.94      $  9.66
                                                                          -------------      ------------      -------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                                    0.03              0.08         0.10
   Net realized and unrealized gains (losses) on investments                      (1.54)             0.56         2.27
                                                                          -------------      ------------      -------
      Total investment activities                                                 (1.51)             0.64         2.37
                                                                          -------------      ------------      -------
DISTRIBUTIONS:
   Net investment income                                                          (0.04)            (0.08)       (0.09)
   Net realized gains                                                             (0.17)            (0.02)          --
                                                                          -------------      ------------      -------
      Total distributions                                                         (0.21)            (0.10)       (0.09)
                                                                          -------------      ------------      -------
Net increase (decrease) in net asset value                                        (1.72)             0.54         2.28
                                                                          -------------      ------------      -------
NET ASSET VALUE END OF PERIOD                                             $       10.76      $      12.48      $ 11.94
                                                                          =============      ============      =======
      Total Return (excluding sales charge)                                      (12.15%)(b)         5.37%       24.64%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                                         $      34,793      $     31,917      $17,389
Ratio of expenses to average net assets                                            0.48%(c)          0.48%        0.48%(c)
Ratio of net investment income to average net assets                               0.75%(c)          0.69%        0.87%(c)
Ratio of expenses to average net assets*                                           0.53%(c)          0.55%        0.67%(c)
Portfolio turnover**                                                               7.60%             9.72%       55.07%

-----------------------------------
*    During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
**   Portfolio  turnover is  calculated  on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)  For the period from November 2, 1998 (commencement of operations) through October 31, 1999.
(b)  Not Annualized.
(c)  Annualized.

See notes to financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS
                        NATIONWIDE(R) S&P 500 INDEX FUND
                              FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------

                                                                                LOCAL FUND SHARES
                                                      -------------------------------------------------------------------
                                                      SIX MONTHS ENDED    YEAR ENDED       YEAR ENDED     PERIOD ENDED
                                                       APRIL 30, 2001  OCTOBER 31, 2000+OCTOBER 31, 1999 OCTOBER 31, 1998 (A)
                                                        -------------    -------------    -------------   -------------
                                                         (UNAUDITED)

NET ASSET VALUE BEGINNING OF PERIOD                      $       12.48    $       11.95     $        9.66   $       10.00
                                                         -------------    -------------     -------------   -------------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                   0.04             0.11              0.12            0.04
   Net realized and unrealized gains (losses) on
      investments                                                (1.54)            0.54              2.27           (0.35)
                                                         -------------    -------------     -------------   -------------
      Total investment activities                                (1.50)            0.65              2.39           (0.31)
                                                         -------------    -------------     -------------   -------------
DISTRIBUTIONS:
   Net investment income                                         (0.05)           (0.10)            (0.10)          (0.03)
   Net realized gains                                            (0.17)           (0.02)               --              --
                                                         -------------    -------------     -------------   -------------
      Total distributions                                        (0.22)           (0.12)            (0.10)          (0.03)
                                                         -------------    -------------     -------------   -------------
Net increase (decrease) in net asset value                       (1.72)            0.53              2.29           (0.34)
                                                         -------------    -------------     -------------   -------------
NET ASSET VALUE END OF PERIOD                            $       10.76    $       12.48     $       11.95   $        9.66
                                                         =============    =============     =============   =============
   Total Return (excluding sales charge)                        (12.08%)(b)        5.43%            24.85%         (3.08%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                        $      11,137    $      10,555     $      30,674   $      22,325
Ratio of expenses to average net assets                           0.35%(c)         0.35%             0.35%           0.35%(c)
Ratio of net investment income to average net assets              0.88%(c)         0.84%             1.05%           1.55%(c)
Ratio of expenses to average net assets*                          0.37%(c)         0.38%             0.52%           0.64%(c)
Portfolio turnover**                                              7.60%            9.72%            55.07%           3.07%

------------------------------
+    Net investment income (loss) is based on average shares outstanding during the period.
*    During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
**   Portfolio  turnover is  calculated  on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)  For the period from July 24, 1998 (commencement of operations) through October 31, 1998.
(b)  Not Annualized.
(c)  Annualized.

See notes to financial statements.

                           NATIONWIDE(R) MUTUAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                           APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
Nationwide Mutual Funds ("NMF" or the "Trust") is an open-end management investment company. NMF was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 31, 1997, as subsequently amended, and is registered under the Investment Company Act of 1940, as amended. The Trust operates thirty-five separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Nationwide S&P 500 Index Fund (S&P 500 Index or the "Fund"), a non-diversified portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(A) SECURITY VALUATION
Equity securities traded on a national securities exchange are valued at the last quoted sale price as provided by an independent pricing agent. Securities traded in the over-the-counter (OTC) market are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price as provided by an independent pricing agent. Securities for which reliable market quotations are not available, or for which an independent pricing agent does not provide a value or provides a value that does not represent fair value in the judgement of the Fund's administrator or sub-administrator, are valued in accordance with procedures approved by the Trust's Board of Trustees.

All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

(B) REPURCHASE AGREEMENTS
The Fund may acquire repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of the collateral held pursuant to the agreement, at a market value equal to or greater than the repurchase price
(including accrued interest). Collateral subject to repurchase agreements is held by the Fund's custodian, or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

(C) SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

                                    Continued

                           NATIONWIDE(R) MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                           APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

(D) FEDERAL INCOME TAXES
The Fund's policy is to qualify or continue to qualify as a regulated investment company under the Internal Revenue Code, and to distribute substantially all taxable income, if any, to its shareholders. Therefore no provision has been made for federal income taxes as it is the intention of the Fund to continue such qualification. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders and will be retained by the applicable Fund. Withholding taxes have been paid or provided for in accordance with the applicable tax rates and rules.

(E) DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, if any, is declared and paid quarterly and is recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e. reclassification of market discounts, gain/loss, pay downs, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the Fund.

(F) EXPENSES
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class.
                                    CONTINUED


                                         NATIONWIDE(R) MUTUAL FUNDS
                                NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                          APRIL 30, 2001 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------

(G) CAPITAL SHARE TRANSACTIONS
Transactions in capital shares of the Fund were as follows:
                                                                                            S&P 500 INDEX FUND
                                                                                    ----------------------------------
                                                                                    SIX MONTHS ENDED   YEAR ENDED
                                                                                     APRIL 30, 2001  OCTOBER 31, 2000
                                                                                    ---------------- ----------------
                                                                                       (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A SHARES
   Proceeds from shares issued...............................................       $     912,097    $    2,484,094 (a)
   Dividends reinvested......................................................              36,861             7,538 (a)
   Cost of shares redeemed...................................................            (211,962)         (240,050)(a)
                                                                                    -------------    --------------
                                                                                          736,996         2,251,582
                                                                                    -------------    --------------
CLASS B SHARES
   Proceeds from shares issued...............................................             920,946         1,042,520 (a)
   Dividends reinvested......................................................              17,790             2,083 (a)
   Cost of shares redeemed...................................................             (62,952)          (34,866)(a)
                                                                                    -------------    --------------
                                                                                          875,784         1,009,737
                                                                                    -------------    --------------
INSTITUTIONAL CLASS SHARES
   Proceeds from shares issued...............................................          25,888,551       111,499,238 (a)
   Dividends reinvested......................................................           1,682,819           188,653 (a)
   Cost of shares redeemed...................................................         (21,731,760)      (14,156,572)(a)
                                                                                    -------------    --------------
                                                                                        5,839,610        97,531,319
                                                                                    -------------    --------------
SERVICE CLASS SHARES
   Proceeds from shares issued...............................................          65,874,394       123,827,571
   Dividends reinvested......................................................           3,433,124           851,909
   Cost of shares redeemed...................................................          (3,984,096)      (10,059,492)
                                                                                    -------------    --------------
                                                                                       65,323,422       114,619,988
                                                                                    -------------    --------------
INSTITUTIONAL SERVICE CLASS SHARES
   Proceeds from shares issued...............................................          10,429,968        28,816,348
   Dividends reinvested......................................................             582,293           199,081
   Cost of shares redeemed...................................................          (3,417,082)      (15,241,411)
                                                                                    -------------    --------------
                                                                                        7,595,179        13,774,018
                                                                                    -------------    --------------

LOCAL FUND SHARES
   Proceeds from shares issued...............................................           4,240,882         6,601,783
   Dividends reinvested......................................................             178,293           222,349
   Cost of shares redeemed...................................................          (2,329,308)      (29,244,476)
                                                                                    -------------    --------------
                                                                                        2,089,867       (22,420,344)
                                                                                    -------------    --------------
Change in net assets from capital transactions...............................         $82,460,858      $206,766,300
                                                                                    =============    ==============

(a) For the period from December 29, 1999  (commencement of operations)  through October 31, 2000.

                                    Continued


                           NATIONWIDE(R) MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                           APRIL 30, 2001 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------

                                                                                            S&P 500 INDEX FUND
                                                                                    ----------------------------------
                                                                                    SIX MONTHS ENDED   YEAR ENDED
                                                                                     APRIL 30, 2001  OCTOBER 31, 2000
                                                                                     ---------------------------------
                                                                                       (UNAUDITED)
SHARE TRANSACTIONS:
CLASS A SHARES
   Issued....................................................................              83,596           196,058 (a)
   Reinvested................................................................               3,283               600 (a)
   Redeemed..................................................................             (19,453)          (18,919)(a)
                                                                                        ---------         ---------
                                                                                           67,426           177,739
                                                                                        ---------         ---------
CLASS B SHARES
   Issued....................................................................              83,196            82,220 (a)
   Reinvested................................................................               1,519               167 (a)
   Redeemed..................................................................              (5,697)           (2,961)(a)
                                                                                        ---------         ---------
                                                                                           79,018            79,426
                                                                                        ---------         ---------
INSTITUTIONAL CLASS SHARES
   Issued....................................................................           2,388,236         8,479,031 (a)
   Reinvested................................................................             150,204            15,140 (a)
   Redeemed..................................................................          (2,005,940)       (1,111,763)(a)
                                                                                        ---------         ---------
                                                                                          532,500         7,382,408
                                                                                        ---------         ---------
SERVICE CLASS SHARES
   Issued....................................................................           5,973,728         9,907,505
   Reinvested................................................................             306,070            67,670
   Redeemed..................................................................            (367,202)         (811,665)
                                                                                        ---------         ---------
                                                                                        5,912,596         9,163,510
                                                                                        ---------         ---------
INSTITUTIONAL SERVICE CLASS SHARES
   Issued....................................................................             938,555         2,300,940
   Reinvested................................................................              51,859            15,739
   Redeemed..................................................................            (314,096)       (1,216,068)
                                                                                        ---------         ---------
                                                                                          676,318         1,100,611
                                                                                        ---------         ---------

LOCAL FUND SHARES
   Issued....................................................................             386,976           529,027
   Reinvested................................................................              15,654            17,700
   Redeemed..................................................................            (213,155)       (2,269,029)
                                                                                        ---------         ---------
                                                                                          189,475        (1,722,302)
                                                                                        ---------         ---------
Total change in shares.......................................................           7,457,333        16,181,392
                                                                                        =========        ==========


-------------------
(a) For the period from December 29, 1999  (commencement of operations)  through October 31, 2000.

                                    Continued

                           NATIONWIDE(R) MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                           APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

(3) TRANSACTION WITH AFFILIATES
Under the terms of the Investment Advisory Agreement, Villanova Mutual Fund Capital Trust ("VMF") manages the investment of the assets and supervises the daily business affairs of the Fund. VMF also provides investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of Fund Asset Managerment ("FAM") subadviser to the Fund. FAM manages the Fund's investments and has the responsibility for making all investment decisions for the Fund. Under the terms of the Investment Advisory Agreement, the Fund pays VMF an investment advisory fee based on the Fund's average daily net assets. From such fees, pursuant to the subadvisory agreement, VMF pays fees to FAM.

Additional information regarding investment advisory fees for VMF and the subadvisory fees is as follows for the period ended April 30, 2001:

                               TOTAL       FEES         PAID TO
   FEE SCHEDULE                FEES      RETAINED      SUBADVISER
----------------------------------------------------------------------
   Up to $200 million          0.13%       0.08%         0.05%
   On the next $800 million    0.13%       0.10%         0.03%
   On the next $500 million    0.13%       0.11%         0.02%
   On the next $1.5 billion    0.12%       0.10%         0.02%
   On $3 billion and more      0.11%       0.09%         0.02%

VMF has entered into an Expense Limitation Agreement with the Trust on behalf of the Fund. Pursuant to the Expense Limitation Agreement, VMF has agreed to waive fees or otherwise reimburse expenses of the Fund in order to limit annual Fund operating expenses at or below stated expense caps of 0.63% for Class A shares, 1.23% for Class B shares, 0.23% for Institutional Class shares, 0.63% for Service Class shares, 0.48% for Institutional Service Class shares, and 0.35% for Local Fund shares for the period ended April 30, 2001.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Advisory Services, Inc. ("NAS"), the Fund's Distributor, is compensated by the Fund for expenses associated with the distribution certain classes of shares of the Fund. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% for Class A shares, 1.00% for Class B shares, 0.15% for Service Class shares and 0.07% for Local Fund shares. As disclosed in a Subsequent Event footnote in the Annual Report dated October 31, 2000, the Board of Trustees approved a change in the principal underwriter of the Trust from NAS to Villanova Distribution Services, Inc. As of April 30, 2001 the change in underwriter has not occurred.

Pursuant to an Underwriting Agreement, NAS serves as principal underwriter of the Fund in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on the Class A shares. Such fees are deducted from and are not included in proceeds from sales of Class A shares. From such fees, NAS pays sales commissions, salaries, and other expenses in connection with generating new sales of Class A shares of the Fund. NAS also receives fees for services as principal underwriter for Class B shares of the Fund. Such fees are contingent deferred sales charges (CDSCs) ranging from 1% to 5% imposed on redemptions of Class B shares which may cause the current value of a shareholder's account to fall below the total purchase payments. The CDSC, if applicable, will be imposed on redemptions made within 6 years of the purchase. For the six months ended April 30, 2001, NAS received commissions of $48,316 from front-end sales charges of Class A and from CDSC fees from Class B shares of the Fund, and it was all reallowed to affiliated broker dealers of the Fund.

                                    Continued

                           NATIONWIDE(R) MUTUAL FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                           APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

Under the terms of a Fund Administration Agreement, Villanova SA Capital Trust ("VSA") receives fees from the Fund for providing various administrative and accounting services. These fees are calculated daily based on the Fund's average daily net assets and paid monthly. During the period ended April 30, 2001, the Fund incurred fund administration fees according to the following schedule:

              AVERAGE DAILY NET ASSETS       FEE
              ------------------------------------
              Up to $1 billion               0.05%
              On the next $1 billion         0.04%

VSA has entered into an agreement with BISYS Fund Services Ohio, Inc. to provide subadministration services to the Fund.

Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA, serves as Transfer and Dividend Disbursing Agent for the Fund. For these services, NISI received fees at $20 per account for Class A and Class B shares and 0.01% of the average daily net assets of all the other classes.

NISI has entered into an agreement with BISYS Fund Services Ohio, Inc., to provide sub-transfer agency services to the Fund.

Under the terms of an Administrative Services Plan, the Funds pays fees to servicing organizations, such as broker-dealers including Nationwide Financial Services (NFS), and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub-accounting, answering inquires regarding the Funds, and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class A, Service Class and Institutional Service Class of shares.

4. BANK LOANS
NMF currently has an unsecured bank line of credit of $50,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. These interest costs are included in custodian fees in the Statements of Operations. No compensating balances are required under the terms of the line of credit. The Fund had no outstanding borrowings as of April 30, 2001.

5. INVESTMENT TRANSACTIONS
Purchases and sales of securities (excluding short-term securities) for the period ended April 30, 2001, are summarized as follows:

              PURCHASES              SALES
              ----------------------------------
              $102,744,649           $24,847,365




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